SHARE CAPITAL	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL [Abstract]
SHARE CAPITAL
13.	SHARE CAPITAL

As of December 31, 2013 and 2014, the authorized share capital of the Company was US$ 1,000,000, divided into 200,000,000 ordinary shares.

On September 30, 2011, the Company issued US$ 105,008 in equity, or 8,149,616 ordinary shares, to selling shareholders of Motel 168. The purchase price per ordinary share was set at US$ 12.885 or US$ 25.77 per ADS. The total value amounted to RMB 667,314.